                                 AIM FUNDS GROUP

                            INSTITUTIONAL CLASSES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                       Supplement dated September 20, 2006
        to the Statement of Additional Information dated April 24, 2006, as supplemented May 1, 2006 and August 1, 2006


The following replaces in its entirety the information relating to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
   POSITION(S) HELD WITH THE      AND/OR                                                                TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                   BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M     None"
Trustee, President and                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Principal Executive Officer                  AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director, A I M
                                             Capital Management, Inc. and A I M Distributors, Inc.;
                                             Director and Chairman, AIM Investment Services, Inc., Fund
                                             Management Company and INVESCO Distributors, Inc.; Director,
                                             President and Chairman, AVZ Callco Inc., AMVESCAP Inc.
                                             and AIM Canada Holdings Inc.; Director and Chief Executive
                                             Officer, AIM Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; Trustee, President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust); and Trustee and Executive Vice
                                             President, The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                             and Tax-Free Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments Trust and
                                             Tax-Free Investments Trust only);  Chairman, AIM Canada
                                             Holdings, Inc.; Executive Vice President and Chief
                                             Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                 AIM FUNDS GROUP

                                RETAIL CLASSES OF

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                       Supplement dated September 20, 2006
        to the Statement of Additional Information dated April 24, 2006, as supplemented May 1, 2006, June 30, 2006 and August 1, 2006


The following replaces in its entirety the information relating to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
   POSITION(S) HELD WITH THE      AND/OR                                                                TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                   BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M       None"
Trustee, President and                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Principal Executive Officer                  AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; Trustee, President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered Trademark--
                                             (other than AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust); and
                                             Trustee and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments Trust and
                                             Tax-Free Investments Trust only);  Chairman, AIM Canada
                                             Holdings, Inc.; Executive Vice President and Chief
                                             Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                       Prospectus dated April 14, 2006
                  as supplemented May 8, 2006 and July 5, 2006

                    AIM Multi-Sector Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005
                as supplemented January 17, 2006, April 13, 2006,
                  April 21, 2006, May 8, 2006 and July 5, 2006

                  AIM Structured Core Fund -- Class A, B, C and R
                AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated March 31, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                                AIM EQUITY FUNDS

                         AIM Capital Development Fund --
                          Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                  AIM Constellation Fund -- Class A, B, C and R
                        AIM Diversified Dividend Fund --
                          Class A, B, C, R and Investor
                     AIM Large Cap Basic Value Fund --
                          Class A, B, C, R and Investor
                          AIM Large Cap Growth Fund --
                          Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                                 AIM FUNDS GROUP

            AIM Basic Balanced Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectus dated April 24, 2006
                    as supplemented May 1, 2006, May 8, 2006
                                and July 5, 2006

               AIM European Small Company Fund -- Class A, B and C
                    AIM Global Value Fund -- Class A, B and C
            AIM International Small Company Fund -- Class A, B and C
               AIM Mid Cap Basic Value Fund -- Class A, B, C and R
                   AIM Select Equity Fund -- Class A, B and C
                AIM Small Cap Equity Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

                                AIM GROWTH SERIES

                   AIM Basic Value Fund -- Class A, B, C and R
                  AIM Global Equity Fund -- Class A, B, C and R
            AIM International Allocation Fund -- Class A, B, C and R
           AIM Small Cap Growth Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

             AIM Conservative Allocation Fund -- Class A, B, C and R
                AIM Growth Allocation Fund -- Class A, B, C and R
                AIM Income Allocation Fund -- Class A, B, C and R
               AIM Moderate Allocation Fund -- Class A, B, C and R
           AIM Moderate Growth Allocation Fund -- Class A, B, C and R
                 AIM Moderately Conservative Allocation Fund --
                               Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                    as supplemented May 8, 2006, July 5, 2006
                               and August 23, 2006

                         AIM INTERNATIONAL MUTUAL FUNDS

                AIM Asia Pacific Growth Fund -- Class A, B and C
                           AIM European Growth Fund --
                          Class A, B, C, R and Investor
              AIM Global Aggressive Growth Fund -- Class A, B and C
                   AIM Global Growth Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                      AIM International Core Equity Fund --
                          Class A, B, C, R and Investor
              AIM International Growth Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                  as supplemented April 21, 2006, May 1, 2006,
                          May 8, 2006 and July 5, 2006

                              AIM INVESTMENT FUNDS

                 AIM Developing Markets Fund -- Class A, B and C
                AIM Trimark Endeavor Fund -- Class A, B, C and R
                     AIM Trimark Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

             AIM Trimark Small Companies Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                 as supplemented March 24, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006

                       AIM China Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                         Prospectus dated March 31, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                         June 27, 2006 and July 5, 2006

                AIM Enhanced Short Bond Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                         Prospectus dated March 31, 2006
                 as supplemented April 21, 2006 and May 8, 2006

                 AIM International Bond Fund -- Class A, B and C
                       AIM Japan Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated March 31, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                AIM Money Market Fund -- AIM Cash Reserve Shares,
                           Class B, C, R and Investor
              AIM Real Estate Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, April 21, 2006,
                           May 8, 2006 and July 5, 206

                AIM High Yield Fund -- Class A, B, C and Investor
                       AIM Intermediate Government Fund --
                        Class A, B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                  April 21, 2006, May 8, 2006 and July 5, 2006

                AIM Total Return Bond Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                     Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
            April 21, 2006, May 1, 2006, May 8, 2006 and July 5, 2006

              AIM Limited Maturity Treasury Fund -- Class A and A3
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                         April 21, 2006 and May 8, 2006

                  AIM Short Term Bond Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                             as revised June 9, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
            AIM Financial Services Fund -- Class A, B, C and Investor
                AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Technology Fund -- Class A, B, C and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated July 31, 2006

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities I Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                          June 2, 2006 and July 5, 2006
                  AIM Opportunities II Fund -- Class A, B and C
                 AIM Opportunities III Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                  June 2, 2006, June 30, 2006 and July 5, 2006

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                      Prospectus dated October 25, 2005
                as supplemented December 8, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006

                    AIM S&P 500 Index Fund -- Investor Class
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
               as supplemented December 8, 2005, January 31, 2006,
                         April 21, 2006 and May 8, 2006

                       AIM SUMMIT FUND -- Class A, B and C

                   Supplement dated September 20, 2006 to the
                      Prospectus dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated July 31, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
p            Premier U.S. Government Money Portfolio -- Investor Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005 as
                   supplemented April 21, 2006 and May 8, 2006


Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" in the prospectus.

                           AIM COUNSELOR SERIES TRUST

                  AIM Floating Rate Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated April 14, 2006

                  AIM Multi-Sector Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005 as
                  supplemented January 17, 2006, April 13, 2006
                               and April 21, 2006

                 AIM Structured Core Fund -- Institutional Class
                AIM Structured Growth Fund -- Institutional Class
                AIM Structured Value Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                       Prospectus dated March 31, 2006 as
                           supplemented April 21, 2006

                                AIM EQUITY FUNDS

               AIM Capital Development Fund -- Institutional Class
                     AIM Charter Fund -- Institutional Class
                  AIM Constellation Fund -- Institutional Class
              AIM Diversified Dividend Fund -- Institutional Class
              AIM Large Cap Basic Value Fund -- Institutional Class
                AIM Large Cap Growth Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated February 28, 2006 as
                 supplemented February 28, 2006, April 17, 2006
                               and April 21, 2006

                                 AIM FUNDS GROUP

                 AIM Basic Balanced Fund -- Institutional Class
                  AIM Global Value Fund -- Institutional Class
           AIM International Small Company Fund -- Institutional Class
               AIM Mid Cap Basic Value Fund -- Institutional Class
                AIM Small Cap Equity Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated April 24, 2006
                           as supplemented May 1, 2006

                         AIM INTERNATIONAL MUTUAL FUNDS

            AIM International Core Equity Fund -- Institutional Class
              AIM International Growth Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                 as supplemented April 21, 2006 and May 1, 2006


                              AIM INVESTMENT FUNDS

                      AIM China Fund -- Institutional Class
               AIM Enhanced Short Bond Fund -- Institutional Class
               AIM International Bond Fund -- Institutional Class
                      AIM Japan Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                       Prospectus dated March 31, 2006 as
                  supplemented April 21, 2006 and June 27, 2006

               AIM Developing Markets Fund -- Institutional Class
                AIM Trimark Endeavor Fund -- Institutional Class
                     AIM Trimark Fund -- Institutional Class
             AIM Trimark Small Companies Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                as supplemented March 24, 2006 and April 21, 2006

                                AIM SECTOR FUNDS

                     AIM Energy Fund -- Institutional Class
                   AIM Technology Fund -- Institutional Class
                    AIM Utilities Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated July 31, 2006

                                 AIM STOCK FUNDS

                    AIM Dynamics Fund -- Institutional Class
                  AIM S&P 500 Index Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                 as supplemented November 14, 2005, December 8,
                   2005, January 31, 2006, April 17, 2006 and
                                 April 21, 2006

                              AIM TAX-EXEMPT FUNDS

              AIM High Income Municipal Fund -- Institutional Class
              AIM Tax-Free Intermediate Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated July 31, 2006

Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" in the prospectus.